Unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 23,058	$ 25,509	$ 27,758
Services provided by third parties
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	7,608	19,214	8,373
Direct labor
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	6,505	3,418	11,075
Electricity and water
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	2,510	22	250
Mining easement
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	1,285	160	107
Short-term and low-value lease
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	1,180	668	1,394
Consumption of materials and supplies
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	1,155	781	2,817
Insurances
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	867	456	1,736
Maintenance and repair
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	330	275	498
Transport
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	301	87	291
Rights
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	214	0	100
Other
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 1,103	$ 428	$ 1,117